Before you invest, you may want to review the Fund’s Prospectus, which contains more information about the Fund and its risks. You can find the Fund’s Prospectus and other information about the Fund online at janus.com/info. You can also get this information at no cost by calling a Janus representative at 1-877-335-2687 or by sending an email request to prospectusrequest@janus.com.	[JANUS LOGO]

Summary Prospectus dated October 28, 2014
As Supplemented July 1, 2015
Janus Global Unconstrained Bond Fund
(formerly named Janus Unconstrained Bond Fund)

Ticker:	JUCAX	Class A Shares	JUCSX	Class S Shares	JUCNX	Class N Shares
	JUCCX	Class C Shares	JUCIX	Class I Shares	JUCTX	Class T Shares

INVESTMENT OBJECTIVE

Janus Global Unconstrained Bond Fund seeks to maximize total return, consistent with preservation of capital.

FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses that you may pay if you buy and hold Shares of the Fund. Each share class has different expenses, but represents an investment in the same Fund. For Class A Shares, you may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund or in other Janus mutual funds. More information about these and other discounts, as well as eligibility requirements for each share class, is available from your financial professional and in the “Purchases” section on page 40 of the Fund’s Prospectus and in the “Purchases” section of the Fund’s Statement of Additional Information.

SHAREHOLDER FEES (fees paid directly from your investment)	Class A	Class C	Class S	Class I	Class N	Class T

Maximum Sales Charge (load) Imposed on Purchases (as a percentage of offering price)	4.75%	None	None	None	None	None
Maximum Deferred Sales Charge (load) (as a percentage of the lower of original purchase price or redemption proceeds)	None	1.00%	None	None	None	None

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)	Class A	Class C	Class S	Class I	Class N	Class T

Management Fees	0.65%	0.65%	0.65%	0.65%	0.65%	0.65%
Distribution/Service (12b-1) Fees	0.25%	1.00%	0.25%	None	None	None
Other Expenses(1)	0.11%	0.12%	0.35%	0.11%	0.10%	0.35%
Total Annual Fund Operating Expenses	1.01%	1.77%	1.25%	0.76%	0.75%	1.00%

(1)	Since the Fund is new, Other Expenses are based on the estimated annualized expenses that the Fund expects to incur in its initial fiscal year.

EXAMPLE:
The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and reinvest all dividends and distributions. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

If Shares are redeemed:	1 Year	3 Years
Class A Shares	$573	$781
Class C Shares	$280	$557
Class S Shares	$127	$397
Class I Shares	$78	$243
Class N Shares	$77	$240
Class T Shares	$102	$318

1 ï Janus Global Unconstrained Bond Fund

If Shares are not redeemed:	1 Year	3 Years
Class A Shares	$573	$781
Class C Shares	$180	$557
Class S Shares	$127	$397
Class I Shares	$78	$243
Class N Shares	$77	$240
Class T Shares	$102	$318

Portfolio Turnover: The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the period May 27, 2014 to June 30, 2014, the Fund’s portfolio turnover rate was 15% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

The Fund seeks to provide long-term positive returns and to preserve capital through various market environments by managing portfolio duration, credit risk, and volatility. As an “unconstrained” fund, the Fund has the flexibility to invest across all fixed-income asset classes, and is not managed to be compared to any specific index. The Fund has significant latitude to pursue opportunities across the fixed-income spectrum to create a diversified portfolio of varying maturities, including moving between sectors or across credit risk, and may have long, short, or negative duration.

The Fund pursues its investment objective by investing, under normal circumstances, at least 80% of its net assets in bonds. The type of bonds in which the Fund may invest include a variety of fixed-income instruments such as, but not limited to, government notes and bonds, corporate bonds, convertible bonds, commercial and residential mortgage-backed securities, asset-backed securities, zero-coupon bonds, and derivatives such as forwards, swap agreements, futures contracts, and options that provide exposure to various fixed-income instruments.

The Fund’s average portfolio duration may range from negative 4 years to plus 6 years. The Fund may invest without limit in high-yield/high-risk bonds, also known as “junk” bonds. The Fund may also invest in money market instruments (which may include reverse repurchase agreements), loan participations and assignments, foreign debt securities (which may include investments in emerging markets up to 50% of the Fund’s net assets), preferred stock, and equity securities. The Fund may invest in securities denominated in foreign currencies and in U.S. dollar-denominated securities of foreign issuers. Due to the nature of the securities in which the Fund invests, it may have relatively high portfolio turnover compared to other funds.

The Fund may invest all of its assets in derivatives, which are instruments that have a value derived from, or directly linked to, an underlying asset, such as equity securities, fixed-income securities, commodities, currencies, interest rates, or market indices. In particular, the Fund may use index and single-name credit default swaps, forward foreign currency exchange contracts, interest rate futures, options on futures, swaptions, and various other derivatives. Derivatives are used for various investment purposes, such as, but not limited to, to manage or hedge portfolio risk, interest rate risk, or currency exposure, to gain exposure or to short individual securities, and to earn income, meet liquidity needs, enhance return, or manage duration. The Fund’s exposure to derivatives will vary.

The Fund may purchase or sell securities on a when-issued, delayed delivery, or forward commitment basis, and may engage in short sales. The Fund may implement short positions through derivatives such as options, futures, or swaps. The Fund may seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques.

The Fund may lend portfolio securities on a short-term or long-term basis, in an amount equal to up to one-third of its total assets as determined at the time of the loan origination.

PRINCIPAL INVESTMENT RISKS

Although the Fund may be less volatile than funds that invest most of their assets in common stocks, the Fund’s returns and yields will vary, and you could lose money.

2 ï Janus Investment Fund

Fixed-Income Securities Risk. The Fund invests in a variety of fixed-income securities. Typically, the values of fixed-income securities change inversely with prevailing interest rates. Therefore, a fundamental risk of fixed-income securities is interest rate risk, which is the risk that the value of such securities will generally decline as prevailing interest rates rise, which may cause the Fund’s net asset value to likewise decrease. Due to recent events in the fixed-income markets, including the potential impact of the Federal Reserve Board tapering its quantitative easing program, the Fund may be subject to heightened interest rate risk as a result of a rise in interest rates. In addition, the Fund is subject to the risk that interest rates may exhibit increased volatility, which could cause the Fund’s net asset value to fluctuate more. If rising interest rates cause the Fund to lose enough value, the Fund could also face increased shareholder redemptions, which could force the Fund to liquidate investments at disadvantageous times or prices, therefore adversely affecting the Fund. How specific fixed-income securities may react to changes in interest rates will depend on the specific characteristics of each security. Fixed-income securities are also subject to credit risk, prepayment risk, valuation risk, and liquidity risk. Credit risk is the risk that the credit strength of an issuer of a fixed-income security will weaken and/or that the issuer will be unable to make timely principal and interest payments and that the security may go into default. Prepayment risk is the risk that during periods of falling interest rates, certain fixed-income securities with higher interest rates, such as mortgage- and asset-backed securities, may be prepaid by their issuers thereby reducing the amount of interest payments. Valuation risk is the risk that one or more of the fixed-income securities in which the Fund invests are priced differently than the value realized upon such security’s sale. In times of market instability, valuation may be more difficult. Liquidity risk is the risk that fixed-income securities may be difficult or impossible to sell at the time that the portfolio managers would like or at the price the portfolio managers believe the security is currently worth.

High-Yield/High-Risk Bond Risk. High-yield/high-risk bonds may be more sensitive than other types of bonds to economic changes, political changes, or adverse developments specific to the company that issued the bond, which may adversely affect their value. High-yield/high-risk bonds (or “junk” bonds) are bonds rated below investment grade by the primary rating agencies such as Standard & Poor’s Ratings Services, Fitch, Inc., and Moody’s Investors Service, Inc. or are unrated bonds of similar quality. The value of lower quality bonds generally is more dependent on credit risk than investment grade bonds. Issuers of high-yield/high-risk bonds may not be as strong financially as those issuing bonds with higher credit ratings and are more vulnerable to real or perceived economic changes, political changes, or adverse developments specific to the issuer. In addition, the junk bond market can experience sudden and sharp price swings.

Mortgage-Backed Securities Risk. Mortgage-backed securities are classified generally as either commercial mortgage-backed securities or residential mortgage-backed securities, each of which is subject to certain specific risks. Mortgage-backed securities tend to be more sensitive to changes in interest rates than other types of debt securities. Investments in mortgage-backed securities are subject to both extension risk, where borrowers extend the duration of their mortgages in times of rising interest rates, and prepayment risk, where borrowers pay off their mortgages sooner than expected in times of declining interest rates. These risks may reduce the Fund’s returns. In addition, investments in mortgage-backed securities, including those comprised of subprime mortgages, may be subject to a higher degree of credit risk, valuation risk, and liquidity risk than various other types of fixed-income securities.

Asset-Backed Securities Risk. Asset-backed securities represent interests in pools of consumer loans and are backed by paper or accounts receivables originated by banks, credit card companies, or other providers of credit. Generally, the originating bank or credit provider is neither the obligor nor the guarantor of the security, and interest and principal payments ultimately depend upon payment of the underlying loans by individuals. The Fund could incur a loss if the underlying loans are not paid. Asset-backed securities are subject to interest rate risk, extension risk, prepayment risk, and credit risk.

Sovereign Debt Risk. The Fund may invest in U.S. and non-U.S. government debt securities (“sovereign debt”). Investments in U.S. sovereign debt are considered low risk. However, investments in non-U.S. sovereign debt can involve a high degree of risk, including the risk that the governmental entity that controls the repayment of sovereign debt may not be willing or able to repay the principal and/or to pay the interest on its sovereign debt in a timely manner. A sovereign debtor’s willingness or ability to satisfy its debt obligation may be affected by various factors including, but not limited to, its cash flow situation, the extent of its foreign currency reserves, the availability of foreign exchange when a payment is due, and the relative size of its debt position in relation to its economy as a whole. In the event of default, there may be limited or no legal remedies for collecting sovereign debt and there may be no bankruptcy proceedings through which the Fund may collect all or part of the sovereign debt that a governmental entity has not repaid. In addition, to the extent the Fund invests in non-U.S. sovereign debt it may be subject to currency risk.

3 ï Janus Global Unconstrained Bond Fund

Derivatives Risk. Derivatives, such as swaps, futures, forwards, and options, can be highly volatile and involve similar risks to those as the underlying referenced securities, such as risks related to interest rates, market, credit, valuation, and liquidity, among others. There are also additional risks. Gains or losses from a derivative investment can be substantially greater than the derivative’s original cost, and can therefore involve leverage. Leverage may cause the Fund to be more volatile than if it had not used leverage. Derivatives can be complex instruments and may involve analysis that differs from that required for other investment types used by the Fund. If the value of a derivative does not correlate well with the particular market or other asset class to which the derivative is intended to provide exposure, the derivative may not produce the anticipated result. Derivatives can also reduce the opportunity for gain or result in losses by offsetting positive returns in other investments. Derivatives can be less liquid than other types of investments and entail the risk that the counterparty will default on its payment obligations. If the counterparty to a derivative transaction defaults, the Fund would risk the loss of the net amount of the payments that it contractually is entitled to receive. To the extent the Fund enters into short derivative positions, the Fund may be exposed to risks similar to those associated with short sales, including the risk that the Fund’s losses are theoretically unlimited. Derivatives may be difficult to value, are susceptible to liquidity risk, and entail the risk that a party will default on its obligations to the Fund. If there is a default by the other party to such a transaction, the Fund normally will have contractual remedies pursuant to the agreements related to the transaction. Swap agreements also bear the risk that the Fund will not be able to meet its obligation to the counterparty. The Fund’s investments in interest rate futures in particular entail the risk that the Fund’s portfolio managers’ prediction of the direction of interest rates is wrong, and the Fund could incur a loss. If the Fund invests a significant portion of its assets in derivatives, its investment performance could be dependent on securities not directly owned by the Fund.

Loan Risks. The Fund may invest in a variety of loans. Bank loans are obligations of companies or other entities entered into in connection with recapitalizations, acquisitions, and refinancings. The Fund’s investments in bank loans are generally acquired as a participation interest in, or assignment of, loans originated by a lender or other financial institution. These investments may include institutionally-traded floating and fixed-rate debt securities. The bank loans underlying these securities often involve borrowers with low credit ratings whose financial conditions are troubled or uncertain, including companies that are highly leveraged or in bankruptcy proceedings. Participation interests and assignments involve credit, interest rate, and liquidity risk. Bridge loans involve certain risks in addition to those associated with bank loans including the risk that the borrower may be unable to locate permanent financing to replace the bridge loan, which may impair the borrower’s perceived creditworthiness. Debtor-in-possession (“DIP”) loans are subject to the risk that the entity will not emerge from bankruptcy and will be forced to liquidate its assets. Mezzanine loans generally are rated below investment grade, and frequently are unrated. Investment in mezzanine loans is a specialized practice that depends more heavily on independent credit analysis than investments in other fixed-income securities.

Foreign Exposure Risk. The Fund may have exposure to foreign markets as a result of its investments in foreign securities, including investments in emerging markets, which can be more volatile than the U.S. markets. As a result, its returns and net asset value may be affected to a large degree by fluctuations in currency exchange rates or political or economic conditions in a particular country. In some foreign markets, there may not be protection against failure by other parties to complete transactions. It may not be possible for the Fund to repatriate capital, dividends, interest, and other income from a particular country or governmental entity. In addition, a market swing in one or more countries or regions where the Fund has invested a significant amount of its assets may have a greater effect on the Fund’s performance than it would in a more geographically diversified portfolio. To the extent the Fund invests in foreign debt securities, such investments are sensitive to changes in interest rates. Additionally, investments in securities of foreign governments involve the risk that a foreign government may not be willing or able to pay interest or repay principal when due. The Fund’s investments may be denominated in foreign currencies and therefore, changes in the value of a country’s currency compared to the U.S. dollar may affect the value of the Fund’s investments.

Emerging Markets Risk. The risks of foreign investing mentioned above are heightened when investing in emerging markets. Emerging markets securities involve a number of additional risks, which may result from less government supervision and regulation of business and industry practices (including the potential lack of strict finance and accounting controls and standards), stock exchanges, brokers, and listed companies, making these investments potentially more volatile in price and less liquid than investments in developed securities markets, resulting in greater risk to investors.

Short Sales Risk. Entering into short sales can involve the loss of more money than the actual cost of the investment, and the risk of loss if the third party to the short sale does not honor its contract terms.

4 ï Janus Investment Fund

Reverse Repurchase Agreement Risk. In a reverse repurchase agreement, there is a risk that the other party to the agreement fails to return the securities in a timely manner or at all. The Fund could lose money if it is unable to recover the securities and the value of the collateral held by the Fund is less than the value of securities.

Equity Risk. The Fund’s use of equity securities, such as common stocks and preferred stocks, creates additional risk as those securities typically have greater price volatility than fixed-income securities and may decline in response to general market conditions.

Management Risk. The Fund is an actively managed investment portfolio and is therefore subject to the risk that the investment strategies employed for the Fund may fail to produce the intended results. Although the Fund seeks to provide long-term positive returns, market conditions or implementation of the Fund’s investment process may result in losses, and the Fund will not meet its investment objective. As such, there can be no assurance of positive “absolute” returns.

Portfolio Turnover Risk. Increased portfolio turnover may result in higher costs, which may have a negative effect on the Fund’s performance. In addition, higher portfolio turnover may result in the acceleration of capital gains and the recognition of greater levels of short-term capital gains, which are taxed at ordinary federal income tax rates when distributed to shareholders.

Securities Lending Risk. The Fund may seek to earn additional income through lending its securities to certain qualified broker-dealers and institutions. There is the risk that when portfolio securities are lent, the securities may not be returned on a timely basis, and the Fund may experience delays and costs in recovering the security or gaining access to the collateral provided to the Fund to collateralize the loan. If the Fund is unable to recover a security on loan, the Fund may use the collateral to purchase replacement securities in the market. There is a risk that the value of the collateral could decrease below the cost of the replacement security by the time the replacement investment is made, resulting in a loss to the Fund.

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

PERFORMANCE INFORMATION

The Fund does not have a full calendar year of operations. Performance information for certain periods is included in the Fund’s first annual and/or semiannual report and is available at janus.com/advisor/mutual-funds or by calling 1-877-335-2687.

MANAGEMENT

Investment Adviser: Janus Capital Management LLC

Portfolio Managers: William H. Gross is Executive Vice President and Portfolio Manager of the Fund, which he has managed since October 2014. Kumar Palghat, CFA, is Co-Portfolio Manager of the Fund, which he has co-managed since July 2015.

PURCHASE AND SALE OF FUND SHARES

Minimum Investment Requirements*

Class A Shares, Class C Shares**, Class S Shares, and Class T Shares
Non-retirement accounts	$2,500

Certain tax-deferred accounts or UGMA/UTMA accounts	$500

Class I Shares

Institutional investors (investing directly with Janus)	$1,000,000

Through an intermediary institution
• non-retirement accounts	$2,500
• certain tax-deferred accounts or UGMA/UTMA accounts	$500

Class N Shares

No minimum investment requirements imposed by the Fund	None

*	Exceptions to these minimums may apply for certain tax-deferred, tax-qualified and retirement plans, and accounts held through certain wrap programs.
**	The maximum purchase in Class C Shares is $500,000 for any single purchase.

5 ï Janus Global Unconstrained Bond Fund

Purchases, exchanges, and redemptions can generally be made only through institutional channels, such as financial intermediaries and retirement platforms. Class I Shares may be purchased directly by certain institutional investors. You should contact your financial intermediary or refer to your plan documents for information on how to invest in the Fund. Requests must be received in good order by the Fund or its agents (financial intermediary or plan sponsor, if applicable) prior to the close of the regular trading session of the New York Stock Exchange in order to receive that day’s net asset value. For additional information, refer to “Purchases,” “Exchanges,” and/or “Redemptions” in the Prospectus.

TAX INFORMATION

The Fund’s distributions are taxable, and will be taxed as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

If you purchase Class A Shares, Class C Shares, Class S Shares, Class I Shares, or Class T Shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment or to recommend one share class over another. Ask your salesperson or visit your financial intermediary’s website for more information.

6 ï Janus Investment Fund

Before you invest, you may want to review the Fund’s Prospectus, which contains more information about the Fund and its risks. You can find the Fund’s Prospectus and other information about the Fund online at janus.com/info. You can also get this information at no cost by calling a Janus representative at 1-877-335-2687 or by sending an email request to prospectusrequest@janus.com.	[JANUS LOGO]

Summary Prospectus dated February 6, 2015
As Supplemented July 1, 2015
Janus Global Unconstrained Bond Fund
(formerly named Janus Unconstrained Bond Fund)

Ticker:	JUCRX	Class R Shares

INVESTMENT OBJECTIVE

Janus Global Unconstrained Bond Fund seeks to maximize total return, consistent with preservation of capital.

FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses that you may pay if you buy and hold Shares of the Fund.

SHAREHOLDER FEES (fees paid directly from your investment)	Class R

Maximum Sales Charge (load) Imposed on Purchases (as a percentage of offering price)	None
Maximum Deferred Sales Charge (load) (as a percentage of the lower of original purchase price or redemption proceeds)	None

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)	Class R

Management Fees	0.65%
Distribution/Service (12b-1) Fees	0.50%
Other Expenses(1)	0.35%
Total Annual Fund Operating Expenses	1.50%

(1)	Other Expenses are based on the estimated annualized expenses that the Shares expect to incur.

EXAMPLE:
The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated, reinvest all dividends and distributions, and then redeem all of your Shares at the end of each period. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years
Class R Shares	$153	$474

Portfolio Turnover: The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the period May 27, 2014 to June 30, 2014, the Fund’s portfolio turnover rate was 15% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

The Fund seeks to provide long-term positive returns and to preserve capital through various market environments by managing portfolio duration, credit risk, and volatility. As an “unconstrained” fund, the Fund has the flexibility to invest across all fixed-income asset classes, and is not managed to be compared to any specific index. The Fund has significant latitude to pursue opportunities across the fixed-income spectrum to create a diversified portfolio of varying maturities, including moving between sectors or across credit risk, and may have long, short, or negative duration.

The Fund pursues its investment objective by investing, under normal circumstances, at least 80% of its net assets in bonds. The type of bonds in which the Fund may invest include a variety of fixed-income instruments such as, but not limited to, government notes and bonds, corporate bonds, convertible bonds, commercial and residential mortgage-backed securities, asset-backed securities, zero-coupon bonds, and derivatives such as forwards, swap agreements, futures contracts, and options that provide exposure to various fixed-income instruments.

1 ï Janus Global Unconstrained Bond Fund

The Fund’s average portfolio duration may range from negative 4 years to plus 6 years. The Fund may invest without limit in high-yield/high-risk bonds, also known as “junk” bonds. The Fund may also invest in money market instruments (which may include reverse repurchase agreements), loan participations and assignments, foreign debt securities (which may include investments in emerging markets up to 50% of the Fund’s net assets), preferred stock, and equity securities. The Fund may invest in securities denominated in foreign currencies and in U.S. dollar-denominated securities of foreign issuers. Due to the nature of the securities in which the Fund invests, it may have relatively high portfolio turnover compared to other funds.

The Fund may invest all of its assets in derivatives, which are instruments that have a value derived from, or directly linked to, an underlying asset, such as equity securities, fixed-income securities, commodities, currencies, interest rates, or market indices. In particular, the Fund may use index and single-name credit default swaps, forward foreign currency exchange contracts, interest rate futures, options on futures, swaptions, and various other derivatives. Derivatives are used for various investment purposes, such as, but not limited to, to manage or hedge portfolio risk, interest rate risk, or currency exposure, to gain exposure or to short individual securities, and to earn income, meet liquidity needs, enhance return, or manage duration. The Fund’s exposure to derivatives will vary.

The Fund may purchase or sell securities on a when-issued, delayed delivery, or forward commitment basis, and may engage in short sales. The Fund may implement short positions through derivatives such as options, futures, or swaps. The Fund may seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques.

The Fund may lend portfolio securities on a short-term or long-term basis, in an amount equal to up to one-third of its total assets as determined at the time of the loan origination.

PRINCIPAL INVESTMENT RISKS

Although the Fund may be less volatile than funds that invest most of their assets in common stocks, the Fund’s returns and yields will vary, and you could lose money.

Fixed-Income Securities Risk. The Fund invests in a variety of fixed-income securities. Typically, the values of fixed-income securities change inversely with prevailing interest rates. Therefore, a fundamental risk of fixed-income securities is interest rate risk, which is the risk that the value of such securities will generally decline as prevailing interest rates rise, which may cause the Fund’s net asset value to likewise decrease. Due to recent events in the fixed-income markets, including the potential impact of the Federal Reserve Board tapering its quantitative easing program, the Fund may be subject to heightened interest rate risk as a result of a rise in interest rates. In addition, the Fund is subject to the risk that interest rates may exhibit increased volatility, which could cause the Fund’s net asset value to fluctuate more. If rising interest rates cause the Fund to lose enough value, the Fund could also face increased shareholder redemptions, which could force the Fund to liquidate investments at disadvantageous times or prices, therefore adversely affecting the Fund. How specific fixed-income securities may react to changes in interest rates will depend on the specific characteristics of each security. Fixed-income securities are also subject to credit risk, prepayment risk, valuation risk, and liquidity risk. Credit risk is the risk that the credit strength of an issuer of a fixed-income security will weaken and/or that the issuer will be unable to make timely principal and interest payments and that the security may go into default. Prepayment risk is the risk that during periods of falling interest rates, certain fixed-income securities with higher interest rates, such as mortgage- and asset-backed securities, may be prepaid by their issuers thereby reducing the amount of interest payments. Valuation risk is the risk that one or more of the fixed-income securities in which the Fund invests are priced differently than the value realized upon such security’s sale. In times of market instability, valuation may be more difficult. Liquidity risk is the risk that fixed-income securities may be difficult or impossible to sell at the time that the portfolio managers would like or at the price the portfolio managers believe the security is currently worth.

High-Yield/High-Risk Bond Risk. High-yield/high-risk bonds may be more sensitive than other types of bonds to economic changes, political changes, or adverse developments specific to the company that issued the bond, which may adversely affect their value. High-yield/high-risk bonds (or “junk” bonds) are bonds rated below investment grade by the primary rating agencies such as Standard & Poor’s Ratings Services, Fitch, Inc., and Moody’s Investors Service, Inc. or are unrated bonds of similar quality. The value of lower quality bonds generally is more dependent on credit risk than investment grade bonds. Issuers of high-yield/high-risk bonds may not be as strong financially as those issuing bonds with higher credit ratings and are more vulnerable to real or perceived economic changes, political changes, or adverse developments specific to the issuer. In addition, the junk bond market can experience sudden and sharp price swings.

2 ï Janus Investment Fund

Mortgage-Backed Securities Risk. Mortgage-backed securities are classified generally as either commercial mortgage-backed securities or residential mortgage-backed securities, each of which is subject to certain specific risks. Mortgage-backed securities tend to be more sensitive to changes in interest rates than other types of debt securities. Investments in mortgage-backed securities are subject to both extension risk, where borrowers extend the duration of their mortgages in times of rising interest rates, and prepayment risk, where borrowers pay off their mortgages sooner than expected in times of declining interest rates. These risks may reduce the Fund’s returns. In addition, investments in mortgage-backed securities, including those comprised of subprime mortgages, may be subject to a higher degree of credit risk, valuation risk, and liquidity risk than various other types of fixed-income securities.

Asset-Backed Securities Risk. Asset-backed securities represent interests in pools of consumer loans and are backed by paper or accounts receivables originated by banks, credit card companies, or other providers of credit. Generally, the originating bank or credit provider is neither the obligor nor the guarantor of the security, and interest and principal payments ultimately depend upon payment of the underlying loans by individuals. The Fund could incur a loss if the underlying loans are not paid. Asset-backed securities are subject to interest rate risk, extension risk, prepayment risk, and credit risk.

Sovereign Debt Risk. The Fund may invest in U.S. and non-U.S. government debt securities (“sovereign debt”). Investments in U.S. sovereign debt are considered low risk. However, investments in non-U.S. sovereign debt can involve a high degree of risk, including the risk that the governmental entity that controls the repayment of sovereign debt may not be willing or able to repay the principal and/or to pay the interest on its sovereign debt in a timely manner. A sovereign debtor’s willingness or ability to satisfy its debt obligation may be affected by various factors including, but not limited to, its cash flow situation, the extent of its foreign currency reserves, the availability of foreign exchange when a payment is due, and the relative size of its debt position in relation to its economy as a whole. In the event of default, there may be limited or no legal remedies for collecting sovereign debt and there may be no bankruptcy proceedings through which the Fund may collect all or part of the sovereign debt that a governmental entity has not repaid. In addition, to the extent the Fund invests in non-U.S. sovereign debt it may be subject to currency risk.

Derivatives Risk. Derivatives, such as swaps, futures, forwards, and options, can be highly volatile and involve similar risks to those as the underlying referenced securities, such as risks related to interest rates, market, credit, valuation, and liquidity, among others. There are also additional risks. Gains or losses from a derivative investment can be substantially greater than the derivative’s original cost, and can therefore involve leverage. Leverage may cause the Fund to be more volatile than if it had not used leverage. Derivatives can be complex instruments and may involve analysis that differs from that required for other investment types used by the Fund. If the value of a derivative does not correlate well with the particular market or other asset class to which the derivative is intended to provide exposure, the derivative may not produce the anticipated result. Derivatives can also reduce the opportunity for gain or result in losses by offsetting positive returns in other investments. Derivatives can be less liquid than other types of investments and entail the risk that the counterparty will default on its payment obligations. If the counterparty to a derivative transaction defaults, the Fund would risk the loss of the net amount of the payments that it contractually is entitled to receive. To the extent the Fund enters into short derivative positions, the Fund may be exposed to risks similar to those associated with short sales, including the risk that the Fund’s losses are theoretically unlimited. Derivatives may be difficult to value, are susceptible to liquidity risk, and entail the risk that a party will default on its obligations to the Fund. If there is a default by the other party to such a transaction, the Fund normally will have contractual remedies pursuant to the agreements related to the transaction. Swap agreements also bear the risk that the Fund will not be able to meet its obligation to the counterparty. The Fund’s investments in interest rate futures in particular entail the risk that the Fund’s portfolio managers’ prediction of the direction of interest rates is wrong, and the Fund could incur a loss. If the Fund invests a significant portion of its assets in derivatives, its investment performance could be dependent on securities not directly owned by the Fund.

Loan Risks. The Fund may invest in a variety of loans. Bank loans are obligations of companies or other entities entered into in connection with recapitalizations, acquisitions, and refinancings. The Fund’s investments in bank loans are generally acquired as a participation interest in, or assignment of, loans originated by a lender or other financial institution. These investments may include institutionally-traded floating and fixed-rate debt securities. The bank loans underlying these securities often involve borrowers with low credit ratings whose financial conditions are troubled or uncertain, including companies that are highly leveraged or in bankruptcy proceedings. Participation interests and assignments involve credit, interest rate, and liquidity risk. Bridge loans involve certain risks in addition to those associated with bank loans including the risk that the borrower may be unable to locate permanent financing to replace the bridge loan, which may impair the borrower’s perceived creditworthiness. Debtor-in-possession (“DIP”) loans are subject to the risk that the entity will not

3 ï Janus Global Unconstrained Bond Fund

emerge from bankruptcy and will be forced to liquidate its assets. Mezzanine loans generally are rated below investment grade, and frequently are unrated. Investment in mezzanine loans is a specialized practice that depends more heavily on independent credit analysis than investments in other fixed-income securities.

Foreign Exposure Risk. The Fund may have exposure to foreign markets as a result of its investments in foreign securities, including investments in emerging markets, which can be more volatile than the U.S. markets. As a result, its returns and net asset value may be affected to a large degree by fluctuations in currency exchange rates or political or economic conditions in a particular country. In some foreign markets, there may not be protection against failure by other parties to complete transactions. It may not be possible for the Fund to repatriate capital, dividends, interest, and other income from a particular country or governmental entity. In addition, a market swing in one or more countries or regions where the Fund has invested a significant amount of its assets may have a greater effect on the Fund’s performance than it would in a more geographically diversified portfolio. To the extent the Fund invests in foreign debt securities, such investments are sensitive to changes in interest rates. Additionally, investments in securities of foreign governments involve the risk that a foreign government may not be willing or able to pay interest or repay principal when due. The Fund’s investments may be denominated in foreign currencies and therefore, changes in the value of a country’s currency compared to the U.S. dollar may affect the value of the Fund’s investments.

Emerging Markets Risk. The risks of foreign investing mentioned above are heightened when investing in emerging markets. Emerging markets securities involve a number of additional risks, which may result from less government supervision and regulation of business and industry practices (including the potential lack of strict finance and accounting controls and standards), stock exchanges, brokers, and listed companies, making these investments potentially more volatile in price and less liquid than investments in developed securities markets, resulting in greater risk to investors.

Short Sales Risk. Entering into short sales can involve the loss of more money than the actual cost of the investment, and the risk of loss if the third party to the short sale does not honor its contract terms.

Reverse Repurchase Agreement Risk. In a reverse repurchase agreement, there is a risk that the other party to the agreement fails to return the securities in a timely manner or at all. The Fund could lose money if it is unable to recover the securities and the value of the collateral held by the Fund is less than the value of securities.

Equity Risk. The Fund’s use of equity securities, such as common stocks and preferred stocks, creates additional risk as those securities typically have greater price volatility than fixed-income securities and may decline in response to general market conditions.

Management Risk. The Fund is an actively managed investment portfolio and is therefore subject to the risk that the investment strategies employed for the Fund may fail to produce the intended results. Although the Fund seeks to provide long-term positive returns, market conditions or implementation of the Fund’s investment process may result in losses, and the Fund will not meet its investment objective. As such, there can be no assurance of positive “absolute” returns.

Portfolio Turnover Risk. Increased portfolio turnover may result in higher costs, which may have a negative effect on the Fund’s performance. In addition, higher portfolio turnover may result in the acceleration of capital gains and the recognition of greater levels of short-term capital gains, which are taxed at ordinary federal income tax rates when distributed to shareholders.

Securities Lending Risk. The Fund may seek to earn additional income through lending its securities to certain qualified broker-dealers and institutions. There is the risk that when portfolio securities are lent, the securities may not be returned on a timely basis, and the Fund may experience delays and costs in recovering the security or gaining access to the collateral provided to the Fund to collateralize the loan. If the Fund is unable to recover a security on loan, the Fund may use the collateral to purchase replacement securities in the market. There is a risk that the value of the collateral could decrease below the cost of the replacement security by the time the replacement investment is made, resulting in a loss to the Fund.

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

4 ï Janus Investment Fund

PERFORMANCE INFORMATION

The Fund does not have a full calendar year of operations. Performance information for the Fund’s other share classes is included in the Fund’s first annual and/or semiannual report and is available at janus.com/advisor/mutual-funds or by calling 1-877-335-2687.

MANAGEMENT

Investment Adviser: Janus Capital Management LLC

Portfolio Managers: William H. Gross is Executive Vice President and Portfolio Manager of the Fund, which he has managed since October 2014. Kumar Palghat, CFA, is Co-Portfolio Manager of the Fund, which he has co-managed since July 2015.

PURCHASE AND SALE OF FUND SHARES

Minimum Investment Requirements

Investors in a defined contribution plan through a third party administrator should refer to their plan document or contact their plan administrator for information regarding account minimums. For all other account types, the minimum investment is $2,500.

Purchases, exchanges, and redemptions can generally be made only through institutional channels, such as retirement platforms and other financial intermediaries. You should contact your financial intermediary, plan sponsor, administrator, or a Janus representative, as applicable, or refer to your plan documents for information on how to invest in the Fund. Requests must be received in good order by the Fund or its agents (financial intermediary or plan sponsor, if applicable) prior to the close of the regular trading session of the New York Stock Exchange in order to receive that day’s net asset value. For additional information, refer to “Purchases,” “Exchanges,” and/or “Redemptions” in the Prospectus.

TAX INFORMATION

The Fund’s distributions are taxable, and will be taxed as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment or to recommend one share class over another. Ask your salesperson or visit your financial intermediary’s website for more information.

5 ï Janus Global Unconstrained Bond Fund

Before you invest, you may want to review the Fund’s Prospectus, which contains more information about the Fund and its risks. You can find the Fund’s Prospectus and other information about the Fund online at janus.com/reports. You can also get this information at no cost by calling a Janus representative at 1-800-525-3713 or by sending an email request to prospectusorder@janus.com.	[JANUS LOGO]

Summary Prospectus dated October 28, 2014
As Supplemented July 1, 2015
Janus Global Unconstrained Bond Fund
(formerly named Janus Unconstrained Bond Fund)

Ticker:	JUCDX	Class D Shares*

*	Class D Shares are closed to certain new investors.

INVESTMENT OBJECTIVE

Janus Global Unconstrained Bond Fund seeks to maximize total return, consistent with preservation of capital.

FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses that you may pay if you buy and hold Shares of the Fund.

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)	Class D

Management Fees	0.65%
Other Expenses(1)	0.31%
Total Annual Fund Operating Expenses	0.96%

(1)	Since the Fund is new, Other Expenses are based on the estimated annualized expenses that the Fund expects to incur in its initial fiscal year.

EXAMPLE:
The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated, reinvest all dividends and distributions, and then redeem all of your Shares at the end of each period. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years
Class D Shares	$98	$306

Portfolio Turnover: The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the period May 27, 2014 to June 30, 2014, the Fund’s portfolio turnover rate was 15% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

The Fund seeks to provide long-term positive returns and to preserve capital through various market environments by managing portfolio duration, credit risk, and volatility. As an “unconstrained” fund, the Fund has the flexibility to invest across all fixed-income asset classes, and is not managed to be compared to any specific index. The Fund has significant latitude to pursue opportunities across the fixed-income spectrum to create a diversified portfolio of varying maturities, including moving between sectors or across credit risk, and may have long, short, or negative duration.

The Fund pursues its investment objective by investing, under normal circumstances, at least 80% of its net assets in bonds. The type of bonds in which the Fund may invest include a variety of fixed-income instruments such as, but not limited to, government notes and bonds, corporate bonds, convertible bonds, commercial and residential mortgage-backed securities, asset-backed securities, zero-coupon bonds, and derivatives such as forwards, swap agreements, futures contracts, and options that provide exposure to various fixed-income instruments.

The Fund’s average portfolio duration may range from negative 4 years to plus 6 years. The Fund may invest without limit in high-yield/high-risk bonds, also known as “junk” bonds. The Fund may also invest in money market instruments (which may include reverse repurchase agreements), loan participations and assignments, foreign debt securities (which may include investments in emerging markets up to 50% of the Fund’s net assets), preferred stock, and equity securities. The Fund may

1 ï Janus Global Unconstrained Bond Fund

invest in securities denominated in foreign currencies and in U.S. dollar-denominated securities of foreign issuers. Due to the nature of the securities in which the Fund invests, it may have relatively high portfolio turnover compared to other funds.

The Fund may invest all of its assets in derivatives, which are instruments that have a value derived from, or directly linked to, an underlying asset, such as equity securities, fixed-income securities, commodities, currencies, interest rates, or market indices. In particular, the Fund may use index and single-name credit default swaps, forward foreign currency exchange contracts, interest rate futures, options on futures, swaptions, and various other derivatives. Derivatives are used for various investment purposes, such as, but not limited to, to manage or hedge portfolio risk, interest rate risk, or currency exposure, to gain exposure or to short individual securities, and to earn income, meet liquidity needs, enhance return, or manage duration. The Fund’s exposure to derivatives will vary.

The Fund may purchase or sell securities on a when-issued, delayed delivery, or forward commitment basis, and may engage in short sales. The Fund may implement short positions through derivatives such as options, futures, or swaps. The Fund may seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques.

The Fund may lend portfolio securities on a short-term or long-term basis, in an amount equal to up to one-third of its total assets as determined at the time of the loan origination.

PRINCIPAL INVESTMENT RISKS

Although the Fund may be less volatile than funds that invest most of their assets in common stocks, the Fund’s returns and yields will vary, and you could lose money.

Fixed-Income Securities Risk. The Fund invests in a variety of fixed-income securities. Typically, the values of fixed-income securities change inversely with prevailing interest rates. Therefore, a fundamental risk of fixed-income securities is interest rate risk, which is the risk that the value of such securities will generally decline as prevailing interest rates rise, which may cause the Fund’s net asset value to likewise decrease. Due to recent events in the fixed-income markets, including the potential impact of the Federal Reserve Board tapering its quantitative easing program, the Fund may be subject to heightened interest rate risk as a result of a rise in interest rates. In addition, the Fund is subject to the risk that interest rates may exhibit increased volatility, which could cause the Fund’s net asset value to fluctuate more. If rising interest rates cause the Fund to lose enough value, the Fund could also face increased shareholder redemptions, which could force the Fund to liquidate investments at disadvantageous times or prices, therefore adversely affecting the Fund. How specific fixed-income securities may react to changes in interest rates will depend on the specific characteristics of each security. Fixed-income securities are also subject to credit risk, prepayment risk, valuation risk, and liquidity risk. Credit risk is the risk that the credit strength of an issuer of a fixed-income security will weaken and/or that the issuer will be unable to make timely principal and interest payments and that the security may go into default. Prepayment risk is the risk that during periods of falling interest rates, certain fixed-income securities with higher interest rates, such as mortgage- and asset-backed securities, may be prepaid by their issuers thereby reducing the amount of interest payments. Valuation risk is the risk that one or more of the fixed-income securities in which the Fund invests are priced differently than the value realized upon such security’s sale. In times of market instability, valuation may be more difficult. Liquidity risk is the risk that fixed-income securities may be difficult or impossible to sell at the time that the portfolio managers would like or at the price the portfolio managers believe the security is currently worth.

High-Yield/High-Risk Bond Risk. High-yield/high-risk bonds may be more sensitive than other types of bonds to economic changes, political changes, or adverse developments specific to the company that issued the bond, which may adversely affect their value. High-yield/high-risk bonds (or “junk” bonds) are bonds rated below investment grade by the primary rating agencies such as Standard & Poor’s Ratings Services, Fitch, Inc., and Moody’s Investors Service, Inc. or are unrated bonds of similar quality. The value of lower quality bonds generally is more dependent on credit risk than investment grade bonds. Issuers of high-yield/high-risk bonds may not be as strong financially as those issuing bonds with higher credit ratings and are more vulnerable to real or perceived economic changes, political changes, or adverse developments specific to the issuer. In addition, the junk bond market can experience sudden and sharp price swings.

Mortgage-Backed Securities Risk. Mortgage-backed securities are classified generally as either commercial mortgage-backed securities or residential mortgage-backed securities, each of which is subject to certain specific risks. Mortgage-backed securities tend to be more sensitive to changes in interest rates than other types of debt securities. Investments in mortgage-

2 ï Janus Investment Fund

backed securities are subject to both extension risk, where borrowers extend the duration of their mortgages in times of rising interest rates, and prepayment risk, where borrowers pay off their mortgages sooner than expected in times of declining interest rates. These risks may reduce the Fund’s returns. In addition, investments in mortgage-backed securities, including those comprised of subprime mortgages, may be subject to a higher degree of credit risk, valuation risk, and liquidity risk than various other types of fixed-income securities.

Asset-Backed Securities Risk. Asset-backed securities represent interests in pools of consumer loans and are backed by paper or accounts receivables originated by banks, credit card companies, or other providers of credit. Generally, the originating bank or credit provider is neither the obligor nor the guarantor of the security, and interest and principal payments ultimately depend upon payment of the underlying loans by individuals. The Fund could incur a loss if the underlying loans are not paid. Asset-backed securities are subject to interest rate risk, extension risk, prepayment risk, and credit risk.

Sovereign Debt Risk. The Fund may invest in U.S. and non-U.S. government debt securities (“sovereign debt”). Investments in U.S. sovereign debt are considered low risk. However, investments in non-U.S. sovereign debt can involve a high degree of risk, including the risk that the governmental entity that controls the repayment of sovereign debt may not be willing or able to repay the principal and/or to pay the interest on its sovereign debt in a timely manner. A sovereign debtor’s willingness or ability to satisfy its debt obligation may be affected by various factors including, but not limited to, its cash flow situation, the extent of its foreign currency reserves, the availability of foreign exchange when a payment is due, and the relative size of its debt position in relation to its economy as a whole. In the event of default, there may be limited or no legal remedies for collecting sovereign debt and there may be no bankruptcy proceedings through which the Fund may collect all or part of the sovereign debt that a governmental entity has not repaid. In addition, to the extent the Fund invests in non-U.S. sovereign debt it may be subject to currency risk.

Derivatives Risk. Derivatives, such as swaps, futures, forwards, and options, can be highly volatile and involve similar risks to those as the underlying referenced securities, such as risks related to interest rates, market, credit, valuation, and liquidity, among others. There are also additional risks. Gains or losses from a derivative investment can be substantially greater than the derivative’s original cost, and can therefore involve leverage. Leverage may cause the Fund to be more volatile than if it had not used leverage. Derivatives can be complex instruments and may involve analysis that differs from that required for other investment types used by the Fund. If the value of a derivative does not correlate well with the particular market or other asset class to which the derivative is intended to provide exposure, the derivative may not produce the anticipated result. Derivatives can also reduce the opportunity for gain or result in losses by offsetting positive returns in other investments. Derivatives can be less liquid than other types of investments and entail the risk that the counterparty will default on its payment obligations. If the counterparty to a derivative transaction defaults, the Fund would risk the loss of the net amount of the payments that it contractually is entitled to receive. To the extent the Fund enters into short derivative positions, the Fund may be exposed to risks similar to those associated with short sales, including the risk that the Fund’s losses are theoretically unlimited. Derivatives may be difficult to value, are susceptible to liquidity risk, and entail the risk that a party will default on its obligations to the Fund. If there is a default by the other party to such a transaction, the Fund normally will have contractual remedies pursuant to the agreements related to the transaction. Swap agreements also bear the risk that the Fund will not be able to meet its obligation to the counterparty. The Fund’s investments in interest rate futures in particular entail the risk that the Fund’s portfolio managers’ prediction of the direction of interest rates is wrong, and the Fund could incur a loss. If the Fund invests a significant portion of its assets in derivatives, its investment performance could be dependent on securities not directly owned by the Fund.

Loan Risks. The Fund may invest in a variety of loans. Bank loans are obligations of companies or other entities entered into in connection with recapitalizations, acquisitions, and refinancings. The Fund’s investments in bank loans are generally acquired as a participation interest in, or assignment of, loans originated by a lender or other financial institution. These investments may include institutionally-traded floating and fixed-rate debt securities. The bank loans underlying these securities often involve borrowers with low credit ratings whose financial conditions are troubled or uncertain, including companies that are highly leveraged or in bankruptcy proceedings. Participation interests and assignments involve credit, interest rate, and liquidity risk. Bridge loans involve certain risks in addition to those associated with bank loans including the risk that the borrower may be unable to locate permanent financing to replace the bridge loan, which may impair the borrower’s perceived creditworthiness. Debtor-in-possession (“DIP”) loans are subject to the risk that the entity will not emerge from bankruptcy and will be forced to liquidate its assets. Mezzanine loans generally are rated below investment grade, and frequently are unrated. Investment in mezzanine loans is a specialized practice that depends more heavily on independent credit analysis than investments in other fixed-income securities.

3 ï Janus Global Unconstrained Bond Fund

Foreign Exposure Risk. The Fund may have exposure to foreign markets as a result of its investments in foreign securities, including investments in emerging markets, which can be more volatile than the U.S. markets. As a result, its returns and net asset value may be affected to a large degree by fluctuations in currency exchange rates or political or economic conditions in a particular country. In some foreign markets, there may not be protection against failure by other parties to complete transactions. It may not be possible for the Fund to repatriate capital, dividends, interest, and other income from a particular country or governmental entity. In addition, a market swing in one or more countries or regions where the Fund has invested a significant amount of its assets may have a greater effect on the Fund’s performance than it would in a more geographically diversified portfolio. To the extent the Fund invests in foreign debt securities, such investments are sensitive to changes in interest rates. Additionally, investments in securities of foreign governments involve the risk that a foreign government may not be willing or able to pay interest or repay principal when due. The Fund’s investments may be denominated in foreign currencies and therefore, changes in the value of a country’s currency compared to the U.S. dollar may affect the value of the Fund’s investments.

Emerging Markets Risk. The risks of foreign investing mentioned above are heightened when investing in emerging markets. Emerging markets securities involve a number of additional risks, which may result from less government supervision and regulation of business and industry practices (including the potential lack of strict finance and accounting controls and standards), stock exchanges, brokers, and listed companies, making these investments potentially more volatile in price and less liquid than investments in developed securities markets, resulting in greater risk to investors.

Short Sales Risk. Entering into short sales can involve the loss of more money than the actual cost of the investment, and the risk of loss if the third party to the short sale does not honor its contract terms.

Reverse Repurchase Agreement Risk. In a reverse repurchase agreement, there is a risk that the other party to the agreement fails to return the securities in a timely manner or at all. The Fund could lose money if it is unable to recover the securities and the value of the collateral held by the Fund is less than the value of securities.

Equity Risk. The Fund’s use of equity securities, such as common stocks and preferred stocks, creates additional risk as those securities typically have greater price volatility than fixed-income securities and may decline in response to general market conditions.

Management Risk. The Fund is an actively managed investment portfolio and is therefore subject to the risk that the investment strategies employed for the Fund may fail to produce the intended results. Although the Fund seeks to provide long-term positive returns, market conditions or implementation of the Fund’s investment process may result in losses, and the Fund will not meet its investment objective. As such, there can be no assurance of positive “absolute” returns.

Portfolio Turnover Risk. Increased portfolio turnover may result in higher costs, which may have a negative effect on the Fund’s performance. In addition, higher portfolio turnover may result in the acceleration of capital gains and the recognition of greater levels of short-term capital gains, which are taxed at ordinary federal income tax rates when distributed to shareholders.

Securities Lending Risk. The Fund may seek to earn additional income through lending its securities to certain qualified broker-dealers and institutions. There is the risk that when portfolio securities are lent, the securities may not be returned on a timely basis, and the Fund may experience delays and costs in recovering the security or gaining access to the collateral provided to the Fund to collateralize the loan. If the Fund is unable to recover a security on loan, the Fund may use the collateral to purchase replacement securities in the market. There is a risk that the value of the collateral could decrease below the cost of the replacement security by the time the replacement investment is made, resulting in a loss to the Fund.

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

PERFORMANCE INFORMATION

The Fund does not have a full calendar year of operations. Performance information for certain periods is included in the Fund’s first annual and/or semiannual report and is available at janus.com/allfunds or by calling 1-800-525-3713.

4 ï Janus Investment Fund

MANAGEMENT

Investment Adviser: Janus Capital Management LLC

Portfolio Managers: William H. Gross is Executive Vice President and Portfolio Manager of the Fund, which he has managed since October 2014. Kumar Palghat, CFA, is Co-Portfolio Manager of the Fund, which he has co-managed since July 2015.

PURCHASE AND SALE OF FUND SHARES

Minimum Investment Requirements
To open a new regular Fund account	$2,500

To open a new UGMA/UTMA account, Coverdell Education Savings Account, or a retirement Fund account
• without an automatic investment program	$1,000
• with an automatic investment program of $50 per month	$500

To add to any existing type of Fund account without an automatic investment program	$100

To add to any existing type of Fund account with an automatic investment program	$50

You may generally purchase, exchange, or redeem Fund Shares on any business day by written request, wire transfer, telephone, and in most cases, online at janus.com/individual. You may conduct transactions by mail (Janus, P.O. Box 55932, Boston, MA 02205-5932), or by telephone at 1-800-525-3713. Purchase, exchange, or redemption requests must be received in good order by the Fund or its agents prior to the close of the regular trading session of the New York Stock Exchange in order to receive that day’s net asset value. For additional information, refer to “To Open an Account or Buy Shares,” “To Exchange Shares,” and/or “To Sell Shares” in the Prospectus.

TAX INFORMATION

The Fund’s distributions are taxable, and will be taxed as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

With respect to certain other classes of shares, the Fund and its related companies may pay select broker-dealer firms or other financial intermediaries for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing a broker-dealer or other intermediary or a salesperson to recommend the Fund over another investment or to recommend one share class over another.

5 ï Janus Global Unconstrained Bond Fund